Bank Borrowings - Schedule of Bank Borrowings (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Bank Borrowings [Abstract]
Short-term bank borrowings	¥ 47,440,000	$ 6,622,369	¥ 50,500,000	¥ 19,500,000
Long-term bank borrowings			5,256,098	7,512,629
Less: Current portion of long-term bank borrowings	¥ (514,622)	$ (71,838)	(792,548)	(1,993,168)
Long-term borrowings, excluding current portion			¥ 4,463,550	¥ 5,519,461